Financial Assets And Financial Liabilities - Summary of Credit Risk Exposure (Detail) - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Financial assets	$ 52,679	$ 55,915		$ 51,261
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	52,779		$ 56,172	45,100
Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	46,490		44,374	38,261
Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,189		7,965	678
Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	100		3,833
Gross carrying amount [member] | Later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets				6,161
Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(100)		(257)	6,161
Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (100)		$ (257)
Expected Credit Loss [Member] | Later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets				$ 6,161